Financial Risk Management - Percentage of accounts receivable (Details)	Dec. 31, 2021	Dec. 31, 2020
Customer A and Its affiliates [Member]
IFRS Statement [Line Items]
Percentage Of Accounts Receivable	39.00%	36.30%
Customer C [Member]
IFRS Statement [Line Items]
Percentage Of Accounts Receivable	12.10%	13.60%